Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

YEAR (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(1)(2)(3) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) (d)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income ($000) (h)	Pretax Income ($000) (i)
					Total Shareholder Return(3) (f)	Peer Group Total Shareholder Return (g)
2024	$4,261,579	$1,820,348	$1,210,024	$792,124	$456.49	$453.09	$30,263	$46,493
2023	4,622,911	8,754,528	1,082,505	2,029,471	443.79	273.54	90,990	125,004
2022	4,248,395	2,318,204	1,555,649	866,918	282.51	197.73	83,381	114,204
2021	4,137,327	11,951,446	1,635,947	4,436,667	339.21	187.69	85,010	116,306
2020	3,282,639	8,024,727	1,402,709	3,176,951	184.41	130.49	58,759	81,385
(1)Mr. Swartz served as our principal executive officer ("PEO") for the full year for each of 2024, 2023, 2022, 2021 and 2020. For 2024 our non-PEO NEOs included Ms. Huntington and Messrs. Cooper, Egan, Fry and Stern. For 2023 our non-PEO NEOs included Mses. Huntington and Johnson and Messrs. Cooper, Egan, Fry and Waneka. For each of 2022, 2021 and 2020 our non-PEO NEOs included Ms. Johnson and Messrs. Cooper, Fry and Waneka.
(2)For each of 2024, 2023, 2022 2021 and 2020, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflected the following adjustments to the values included in column (b) and column (d), respectively:

Richard S. Swartz	2024	2023	2022	2021	2020
Summary Compensation Table ("SCT") Total for PEO (b)	$4,261,579	$4,622,911	$4,248,395	$4,137,327	3,282,639
- SCT “Stock Awards” column value	(3,286,421)	(2,654,850)	(2,268,882)	(1,899,867)	(1,286,539)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	2,230,272	3,356,782	2,209,840	4,290,165	3,629,664
[+/-] change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(743,741)	1,536,204	(843,833)	3,513,544	1,487,742
[+/-] change in fair value of equity awards granted in prior years that vested in the covered year	(641,341)	1,893,481	(1,027,316)	1,910,277	911,221
Compensation Actually Paid to PEO (c)	1,820,348	8,754,528	2,318,204	11,951,446	8,024,727

Average For Non-PEO NEOs (d)	2024	2023	2022	2021	2020
Average SCT Total for Non-PEO NEOs (c)	$1,210,024	$1,082,505	$1,555,649	$1,635,947	1,402,709
- SCT “Stock Awards” column value	(549,651)	(386,520)	(581,054)	(568,595)	(455,618)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	358,601	733,059	565,901	1,283,965	1,285,391
[+/-] change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(122,701)	259,186	(308,884)	1,262,819	635,868
[+/-] change in fair value of equity awards granted in prior years that vested in the covered year	(104,149)	341,241	(364,694)	822,531	308,601
Average Compensation Actually Paid to Non-PEO NEOs (e)	792,124	2,029,471	866,918	4,436,667	3,176,951
(3)For each of 2024, 2023, 2022, 2021 and 2020, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2019. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from December 31, 2019 through and including the last day of the covered fiscal year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. For purposes of this pay versus performance disclosure, our peer group consists of eleven companies which are: Astec Industries Inc, Comfort Systems USA Inc., Dycom Industries Inc, EMCOR Group Inc., Granite Construction Incorporated, IES Holdings Inc., MasTec Inc., Matrix Service Company, Primoris Services Corp., Quanta Services Inc. and Tetra Tech Inc. (the “Peer Group”). This Peer Group is consistent with the peer group used in Item 5 of our 2024 Form 10-K. For purposes of calculating the Peer Group total shareholder return, the returns of each component issuer of the group were weighted according to the respective issuers’ stock market capitalization at the beginning of the Measurement Period Because fiscal years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

Company Selected Measure Name	Pretax Income
Named Executive Officers, Footnote	Mr. Swartz served as our principal executive officer ("PEO") for the full year for each of 2024, 2023, 2022, 2021 and 2020. For 2024 our non-PEO NEOs included Ms. Huntington and Messrs. Cooper, Egan, Fry and Stern. For 2023 our non-PEO NEOs included Mses. Huntington and Johnson and Messrs. Cooper, Egan, Fry and Waneka. For each of 2022, 2021 and 2020 our non-PEO NEOs included Ms. Johnson and Messrs. Cooper, Fry and Waneka.
Peer Group Issuers, Footnote	For purposes of this pay versus performance disclosure, our peer group consists of eleven companies which are: Astec Industries Inc, Comfort Systems USA Inc., Dycom Industries Inc, EMCOR Group Inc., Granite Construction Incorporated, IES Holdings Inc., MasTec Inc., Matrix Service Company, Primoris Services Corp., Quanta Services Inc. and Tetra Tech Inc. (the “Peer Group”). This Peer Group is consistent with the peer group used in Item 5 of our 2024 Form 10-K.
PEO Total Compensation Amount	$ 4,261,579	$ 4,622,911	$ 4,248,395	$ 4,137,327	$ 3,282,639
PEO Actually Paid Compensation Amount	1,820,348	8,754,528	2,318,204	11,951,446	8,024,727
Non-PEO NEO Average Total Compensation Amount	1,210,024	1,082,505	1,555,649	1,635,947	1,402,709
Non-PEO NEO Average Compensation Actually Paid Amount	$ 792,124	2,029,471	866,918	4,436,667	3,176,951
Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid and Total Shareholder Return
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid and Pretax Income
Total Shareholder Return Vs Peer Group	For each of 2024, 2023, 2022, 2021 and 2020, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2019. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from December 31, 2019 through and including the last day of the covered fiscal year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. For purposes of this pay versus performance disclosure, our peer group consists of eleven companies which are: Astec Industries Inc, Comfort Systems USA Inc., Dycom Industries Inc, EMCOR Group Inc., Granite Construction Incorporated, IES Holdings Inc., MasTec Inc., Matrix Service Company, Primoris Services Corp., Quanta Services Inc. and Tetra Tech Inc. (the “Peer Group”). This Peer Group is consistent with the peer group used in Item 5 of our 2024 Form 10-K. For purposes of calculating the Peer Group total shareholder return, the returns of each component issuer of the group were weighted according to the respective issuers’ stock market capitalization at the beginning of the Measurement Period Because fiscal years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
Tabular List, Table
The following table lists the three financial and two non-financial performance measures that we believe represent the most important performance measures used to link compensation actually paid to our PEO and non-PEO NEOs for 2024 to our performance:

Pretax Income
Total Case Incident Rate
Lost Time Incident Rate
Return On Invested Capital
Total Shareholder Return

Total Shareholder Return Amount	$ 456.49	443.79	282.51	339.21	184.41
Peer Group Total Shareholder Return Amount	453.09	273.54	197.73	187.69	130.49
Net Income (Loss)	$ 30,263,000	$ 90,990,000	$ 83,381,000	$ 85,010,000	$ 58,759,000
Company Selected Measure Amount	46,493,000	125,004,000	114,204,000	116,306,000	81,385,000
PEO Name	Mr. Swartz
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Pretax Income
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Total Case Incident Rate
PEO | Measure:: 3
Pay vs Performance Disclosure
Name	Lost Time Incident Rate
PEO | Measure:: 4
Pay vs Performance Disclosure
Name	Return On Invested Capital
PEO | Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Swartz [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,286,421)	$ (2,654,850)	$ (2,268,882)	$ (1,899,867)	$ (1,286,539)
PEO | Swartz [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,230,272	3,356,782	2,209,840	4,290,165	3,629,664
PEO | Swartz [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(743,741)	1,536,204	(843,833)	3,513,544	1,487,742
PEO | Swartz [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (641,341)	1,893,481	(1,027,316)	1,910,277	911,221
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Pretax Income
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Total Case Incident Rate
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Lost Time Incident Rate
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	Return On Invested Capital
Non-PEO NEO | Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return
Non-PEO NEO | Average for Johnson, Cooper, Fry, and Waneka [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (549,651)	(386,520)	(581,054)	(568,595)	(455,618)
Non-PEO NEO | Average for Johnson, Cooper, Fry, and Waneka [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	358,601	733,059	565,901	1,283,965	1,285,391
Non-PEO NEO | Average for Johnson, Cooper, Fry, and Waneka [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(122,701)	259,186	(308,884)	1,262,819	635,868
Non-PEO NEO | Average for Johnson, Cooper, Fry, and Waneka [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (104,149)	$ 341,241	$ (364,694)	$ 822,531	$ 308,601